Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
THE GABELLI ASSET FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	16.74%	8.16%	9.58%
THE GABELLI ASSET FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	5.60%	6.98%
THE GABELLI ASSET FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.09%	6.12%	7.25%
THE GABELLI ASSET FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	10.00%	6.88%	8.93%
THE GABELLI ASSET FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	7.35%	8.76%
THE GABELLI ASSET FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	17.00%	8.42%	9.84%
THE GABELLI ASSET FUND CLASS I | Standard & Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%